Securitizations and Variable Interest Entities - Classification of Consolidated VIEs' Assets and Liabilities (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2015	Mar. 31, 2014		Mar. 31, 2013	Mar. 31, 2012
Assets
Cash and cash equivalents		¥ 1,315,408	¥ 1,489,792		¥ 805,087	¥ 1,070,520
Trading assets
Derivatives	[1]	1,586,000	2,305,000
Private equity investments		48,727	41,996
Securities purchased under agreements to resell		8,481,474	9,617,675
Office buildings, land, equipment and facilities		401,069	408,917
Other		822,566	784,174
Trading liabilities
Derivatives	[1],[2]	1,325,000	2,038,000
Securities sold under agreements to repurchase		12,217,144	13,937,690
Borrowings
Long-term borrowings		8,336,296	8,227,063
Variable Interest Entity, primary beneficiary [Member]
Assets
Cash and cash equivalents		9,000	18,000
Trading assets
Equities		461,000	289,000
Debt securities		473,000	393,000
CMBS and RMBS		71,000	66,000
Derivatives		2,000	2,000
Private equity investments		1,000	1,000
Securities purchased under agreements to resell		1,000	32,000
Office buildings, land, equipment and facilities		15,000	12,000
Other		24,000	70,000	[3]
Total		1,057,000	883,000
Trading liabilities
Debt securities		1,000	33,000
Derivatives		11,000	9,000
Securities sold under agreements to repurchase		1,000	23,000
Borrowings
Long-term borrowings		750,000	424,000
Other		2,000	4,000
Total		¥ 765,000	¥ 493,000

[1]	Net derivative assets and net derivative liabilities are generally reported within Trading assets and private equity investments-Trading assets and Trading liabilities, respectively in the consolidated balance sheet. Bifurcated embedded derivatives are reported within Short-term borrowings or Long-term borrowings depending on the maturity of the underlying host contract.
[2]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[3]	Includes aircraft purchase deposits of \5 billion as of March 31, 2014. There were no aircraft purchase deposits as of March 31, 2015. In connection with these aircraft purchase deposits, certain of these VIEs had commitments to purchase aircraft as of March 31, 2014. No such commitments existed as of March 31, 2015. See Note 20 "Commitments, contingencies and guarantees" for further information.